INCOME TAXES - Components of Income Tax Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Current:
Federal	$ 0	$ 0	$ 192
Foreign	413	629	111
State and local	68	(264)	640
Current income taxes	481	365	943
Deferred:
Federal	0	75,068	4,367
Foreign	53	(104)	0
State and local	0	16,366	588
Deferred income taxes	53	91,330	4,955
Total	$ 534	$ 91,695	$ 5,898